UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
August 2, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 80
Form 13F Information Table Value Total: 823,132
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207R101     8580 343900.000SH      SOLE                        343900.000
Abitibi-Consol                 COM              003924107     1795 280000.000SH      SOLE                        280000.000
Altria Group Inc               COM              02209S103    23869 525280.000SH      SOLE                        525280.000
Amdocs Ltd.                    COM              G02602103     2400 100000.000SH      SOLE                        100000.000
American Woodmark Corp         COM              030506109    12203 262100.000SH      SOLE                        262100.000
Anadarko Petroleum Corp.       COM              032511107     8694 195500.000SH      SOLE                        195500.000
Arkansas Best Corp             COM              040790107    17517 736300.000SH      SOLE                        736300.000
Beazer Homes Inc.              COM              07556q105    18896 226300.000SH      SOLE                        226300.000
Black & Decker Corp            COM              091797100    17645 406100.000SH      SOLE                        406100.000
Calpine Corp.                  COM              131347106    18634 2823300.000SH     SOLE                        2823300.000
Capital One Financial Corp.    COM              14040h105    29016 590000.000SH      SOLE                        590000.000
Cemex S A Ssponsor ADR New Rep COM              151290889    15244 683897.000SH      SOLE                        683897.000
Cendant                        COM              151313103    22167 1210000.000SH     SOLE                        1210000.000
Centex Corp                    COM              152312104    52897 680000.000SH      SOLE                        680000.000
Citigroup Inc.                 COM              172967101    25680 600000.000SH      SOLE                        600000.000
Citrix Sys Inc                 COM              177376100     8144 400000.000SH      SOLE                        400000.000
ConocoPhillips                 COM              20825C104     5480 100000.000SH      SOLE                        100000.000
Countrywide Financial Corp.    COM              222372104    34785 500000.000SH      SOLE                        500000.000
Cytyc Corp Com                 COM              232946103     1055 100000.000SH      SOLE                        100000.000
D&K Healthcare                 COM              232861104     7085 439000.000SH      SOLE                        439000.000
DEVON ENERGY CORP NEW COM      COM              25179M103    19523 365600.000SH      SOLE                        365600.000
Denbury Res. Inc.              COM              247916208     2740 204000.000SH      SOLE                        204000.000
Dynamic Oil & Gas Inc.         COM              267906105      362 94900.000SH       SOLE                         94900.000
Dynegy Inc.                    COM              26816Q101     2184 520000.000SH      SOLE                        520000.000
El Paso Corporation            COM              28336l109     6395 791450.000SH      SOLE                        791450.000
EnPro Industries Inc.          COM              29355X107     1390 130000.000SH      SOLE                        130000.000
Exelon Corp.                   COM              30161N101     5981 100000.000SH      SOLE                        100000.000
Fannie Mae                     COM              313586109    26598 394400.000SH      SOLE                        394400.000
Fidelity National Financial    COM              316326107    36633 1190940.000SH     SOLE                        1190940.000
Gabelli Asset Management       COM              36239Y102     4390 121600.000SH      SOLE                        121600.000
General Cable Corp             COM              369300108      680 126000.000SH      SOLE                        126000.000
Goodrich Corp.                 COM              382388106    10500 500000.000SH      SOLE                        500000.000
Graco Inc.                     COM              384109104     4410 137805.000SH      SOLE                        137805.000
Houston Exploration            COM              442120101     9237 266200.000SH      SOLE                        266200.000
Intel Corp                     COM              458140100      333 16000.000SH       SOLE                         16000.000
International Business Machine COM              459200101    11550 140000.000SH      SOLE                        140000.000
JLG Industries Inc.            COM              466210101      803 118100.000SH      SOLE                        118100.000
LEAR CORP COM                  COM              521865105     4602 100000.000SH      SOLE                        100000.000
Lamson & Sessions              COM              513696104     2304 478000.000SH      SOLE                        478000.000
Masco Corp                     COM              574599106     2385 100000.000SH      SOLE                        100000.000
Mastec Inc.                    COM              576323109     3535 613700.000SH      SOLE                        613700.000
Meritage Corp.                 COM              59001A102    24216 491600.000SH      SOLE                        491600.000
Merrill Lynch                  COM              590188108     9523 204000.000SH      SOLE                        204000.000
Metris Companies               COM              591598107     1387 250000.000SH      SOLE                        250000.000
Mohawk Industries, Inc.        COM              608190104    24470 440663.000SH      SOLE                        440663.000
Monaco Coach                   COM              60886R103     2644 172500.000SH      SOLE                        172500.000
Morgan Stanley                 COM              617446448     6113 143000.000SH      SOLE                        143000.000
NVR Inc.                       COM              62944t105    51375 125000.000SH      SOLE                        125000.000
Nabors Industries LTD New (Ber COM              G6359F103    15424 390000.000SH      SOLE                        390000.000
National RV Holdings           COM              637277104      952 183750.000SH      SOLE                        183750.000
Nicholas Financial Inc.        COM              65373J209      107 21000.000SH       SOLE                         21000.000
Novogen LTD                    COM              67010F103     1402 80000.000SH       SOLE                         80000.000
Omni Energy Services           COM              68210T208       47 28533.000SH       SOLE                         28533.000
Orthodontic Centers of America COM              68750p103     5756 718600.000SH      SOLE                        718600.000
PPL CORP COM                   COM              69351T106    12900 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    21040 650000.000SH      SOLE                        650000.000
Photon Dynamics Inc.           COM              719364101     7595 273700.000SH      SOLE                        273700.000
Polaris Industries, Inc.       COM              731068102    15939 259600.000SH      SOLE                        259600.000
Pulte Homes, Inc.              COM              745867101     3707 60115.000SH       SOLE                         60115.000
R G Barry Corp                 COM              068798107     1453 322200.000SH      SOLE                        322200.000
Readers Digest Assoc.          COM              755267101     2966 220000.000SH      SOLE                        220000.000
Rush Enterprises CLA           COM              781846209     1283 282005.000SH      SOLE                        282005.000
Rush Enterprises CLB           COM              781846308     1358 282005.000SH      SOLE                        282005.000
Salton                         COM              795757103      759 84200.000SH       SOLE                         84200.000
Stanley Furniture Inc New      COM              854305208     8522 310900.000SH      SOLE                        310900.000
Superconductor Technologies In COM              867931107      773 346620.000SH      SOLE                        346620.000
Superior Industries Intl Inc   COM              868168105    14102 338180.000SH      SOLE                        338180.000
Supervalu Inc.                 COM              868536103     3411 160000.000SH      SOLE                        160000.000
Tenet Healthcare Corp.         COM              88033G100     2330 200000.000SH      SOLE                        200000.000
Terex Corp Del                 COM              880779103     2469 126500.000SH      SOLE                        126500.000
Texas Industries Inc.          COM              882491103     4805 201900.000SH      SOLE                        201900.000
Thor Industries Inc.           COM              885160101    11532 282500.000SH      SOLE                        282500.000
Toll Brothers Inc.             COM              889478103     1693 59800.000SH       SOLE                         59800.000
Travelers Property Casualty CL COM              89420g109      316 19873.000SH       SOLE                         19873.000
Travelers Property Casualty CL COM              89420g406      644 40832.000SH       SOLE                         40832.000
Tyco International LTD         COM              902124106    25350 1335600.000SH     SOLE                        1335600.000
Washington Mutual Inc.         COM              939322103    14938 361687.000SH      SOLE                        361687.000
Whirlpool Corp                 COM              963320106    17052 267700.000SH      SOLE                        267700.000
Wilsons Leather                COM              972463103      659 92500.000SH       SOLE                         92500.000
Winnebago Inds. Inc.           COM              974637100    13799 364100.000SH      SOLE                        364100.000